Pzena Long/Short Value Fund
Schedule of Investments
May 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 108.60%
Consumer Discretionary - 12.35%
Dollar Tree, Inc. (a)	4,293	$420,156
Ford Motor Co. (d)	61,562	351,519
Gildan Activewear, Inc. (b)	10,385	144,455
Lear Corp. (d)	4,321	458,242
Newell Brands, Inc.	24,410	320,992
Omnicom Group, Inc. (d)	4,068	222,886
PVH Corp.	6,283	285,688
		2,203,938
Consumer Staples - 12.59%
CVS Health Corp.	5,468	358,537
Ingredion, Inc.	4,088	344,332
McKesson Corp. (d)	5,769	915,366
Tyson Foods, Inc. - Class A	5,425	333,312
Walgreens Boots Alliance, Inc.	6,882	295,513
		2,247,060
Energy - 6.65%
Baker Hughes, a GE Co.	15,644	258,282
Cenovus Energy, Inc. (b)	21,077	91,263
ExxonMobil Corp. (d)	2,300	104,581
Halliburton Co. (d)	24,710	290,343
National Oilwell Varco, Inc. (d)	26,419	329,445
Royal Dutch Shell PLC - ADR (d)	3,529	112,752
		1,186,666
Financial Services - 27.71%
American International Group, Inc. (d)	17,543	527,342
Axis Capital Holdings, Ltd. (b)(d)	4,471	167,841
Bank of America Corp. (d)	12,032	290,212
Capital One Financial Corp. (d)	6,398	435,320
Citigroup, Inc. (d)	8,702	416,913
Equitable Holdings, Inc. (d)	20,032	382,812
Goldman Sachs Group, Inc. (d)	1,484	291,591
JPMorgan Chase & Co. (d)	2,378	231,403
KKR & Co., Inc. - Class A	5,174	143,579
Legg Mason, Inc.	6,547	326,237
Metlife, Inc. (d)	10,457	376,557
Morgan Stanley (d)	8,724	385,601
RenaissanceRe Holdings, Ltd. (b)	1,933	324,473
UBS Group AG (b)	9,311	99,628
Voya Financial, Inc. (d)	6,326	284,986
Wells Fargo & Co. (d)	9,811	259,697
		4,944,192

Health Care - 16.62%
AbbVie, Inc. (d)	3,486	323,048
Alexion Pharmaceuticals, Inc. (a)(d)	2,960	354,904
AmerisourceBergen Corp. (d)	3,332	317,673
Bristol-Myers Squibb Co. (d)	5,643	337,000
Jazz Pharmaceuticals PLC (a)(b)(d)	2,755	328,727
Mylan N.V. (a)(b)(d)	17,098	291,863
Perrigo Co. PLC (b)	6,065	332,180
Premier, Inc. - Class A (a)	10,468	364,182
United Therapeutics Corp. (a)(d)	2,673	315,280
		2,964,857

Materials & Processing - 3.21%
Dow, Inc.	7,074	273,056
JELD-WEN Holding, Inc. (a)(d)	22,024	300,187
		573,243
Producer Durables - 15.54%
AECOM Technology Corp. (a)(d)	3,611	139,998
CH Robinson Worldwide, Inc. (d)	4,096	332,308
General Electric Co. (d)	83,301	547,288
MAXIMUS, Inc. (d)	5,015	361,180
MSC Industrial Direct Co. - Class A	4,853	336,507
Ryder System, Inc. (d)	9,957	341,127
Stanley Black & Decker, Inc.	2,017	253,033
Terex Corp. (d)	11,210	176,221
Wabtec Corp.	4,657	284,403
		2,772,065
Technology - 11.34%
Amdocs, Ltd. (b)(d)	5,173	322,071
Avnet, Inc. (d)	13,992	381,142
Check Point Software Technologies, Ltd. (a)(b)	3,200	350,944
Cognizant Technology Solutions Corp. - Class A (d)	6,204	328,812
Hewlett Packard Enterprise Co. (d)	31,594	306,778
j2 Global, Inc. (d)	4,260	333,559
		2,023,306
Utilities - 2.59%
NRG Energy, Inc.	3,644	131,366
Verizon Communications, Inc.	5,759	330,451
		461,817
Total Common Stocks (Cost $21,602,481)		19,377,144

SHORT-TERM INVESTMENT - 0.82%
Money Market Fund- 0.82%
Fidelity Institutional - Government Portfolio - Class I, 0.08% (c)	146,272	146,272
Total Short-Term Investment (Cost $146,272)		146,272

Total Investments (Cost $21,748,753) - 109.42%	19,523,416
Liabilities in Excess of Other Assets - (9.42)%	(1,680,742)
TOTAL NET ASSETS - 100.00%	$17,842,674

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the 7-day annualized yield as of May 31, 2020.
(d)	All or a portion of the security has been pledged in connection with open short securitites.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena Long/Short Value Fund
Schedule of Securities Sold Short
May 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 53.85%
Consumer Discretionary - 10.95%
Burlington Stores, Inc. (a)	743	$155,785
Carvana Co. (a)	1,347	125,244
Chipotle Mexican Grill, Inc. (a)	122	122,477
Liberty Global PLC - Class A (a)(b)	6,104	129,649
Liberty Media Corp-Liberty Formula One - Class A (a)	4,648	157,195
Live Nation Entertainment, Inc. (a)	3,304	162,425
Madison Square Garden Co. - Class A (a)	516	88,045
Penn National Gaming, Inc. (a)	4,256	139,639
Planet Fitness, Inc. - Class A (a)	2,303	148,843
RH (a)	760	164,837
Roku, Inc. (a)	1,072	117,395
Uber Technologies, Inc. (a)	3,952	143,537
Wynn Resorts, Ltd.	1,683	140,160
Yum! Brands, Inc.	1,763	158,194
		1,953,425
Consumer Staples - 0.73%
Beyond Meat, Inc. (a)	1,021	130,984
Financial Services - 3.14%
Fair Isaac Corp. (a)	358	144,149
Global Payments, Inc.	732	131,387
Hamilton Lane, Inc. - Class A	2,016	147,511
MasterCard, Inc. - Class A	458	137,807
		560,854
Health Care - 9.45%
Adaptive Biotechnologies Corp. (a)	3,381	130,845
Amarin Corp. PLC - ADR (a)	17,707	121,470
Blueprint Medicines Corp. (a)	1,323	86,180
Bridgebio Pharma, Inc. (a)	3,816	111,923
Chemed Corp.	186	89,003
Exact Sciences Corp. (a)	1,622	139,297
FibroGen, Inc. (a)	3,425	114,532
Globus Medical, Inc. - Class A (a)	2,346	128,209
Guardant Health, Inc. (a)	1,509	136,399
Haemonetics Corp. (a)	1,286	141,048
Mirati Therapeutics, Inc. (a)	1,272	126,170
Neogen Corp. (a)	1,290	91,874
NuVasive, Inc. (a)	2,188	132,593
Teleflex, Inc.	376	136,435
		1,685,978

Materials & Processing - 2.41%
Air Products and Chemicals, Inc.	570	137,740
Arconic Corp. (a)	10,070	145,713
Vulcan Materials Co.	1,349	146,124
		429,577
Producer Durables - 4.81%
Aerojet Rocketdyne Holdings, Inc. (a)	3,423	150,098
Copart, Inc. (a)	1,499	133,996
CoStar Group, Inc. (a)	196	128,733
HEICO Corp.	1,471	148,218
Paylocity Holding Corp. (a)	1,133	147,296
Teledyne Technologies, Inc. (a)	400	149,648
		857,989
Technology - 19.90%
Alteryx, Inc. - Class A (a)	870	125,228
Anaplan, Inc. (a)	2,532	116,269
Appian Corp. (a)	2,084	118,705
Ceridian HCM Holding, Inc. (a)	2,039	140,426
Cree, Inc. (a)	2,852	150,272
CrowdStrike Holdings, Inc. - Class A (a)	1,164	102,211
CyberArk Software, Ltd. (a)(b)	1,220	126,612
Elastic N.V. (a)(b)	1,549	133,090
Envestnet, Inc. (a)	2,219	161,121
Fastly, Inc. - Class A (a)	3,148	135,805
GoDaddy, Inc. - Class A (a)	2,035	157,204
HubSpot, Inc. (a)	722	144,357
IAC/InterActiveCorp. (a)	496	134,103
Intuit, Inc.	475	137,902
Lattice Semiconductor Corp. (a)	5,670	141,013
LiveRamp Holdings, Inc. (a)	2,684	135,354
Marvell Technology Group, Ltd. (b)	4,292	140,005
Medallia, Inc. (a)	5,142	145,416
Paycom Software, Inc. (a)	489	145,345
Pinterest, Inc. - Class A (a)	6,466	131,195
Q2 Holdings, Inc. (a)	1,607	132,770
Snap, Inc. - Class A (a)	8,333	157,827
Switch, Inc. - Class A	6,799	129,929
Twitter, Inc. (a)	3,964	122,765
ViaSat, Inc. (a)	3,442	144,564
Viavi Solutions, Inc. (a)	12,138	140,679
		3,550,167
Utilities - 2.46%
GCI Liberty, Inc. - Class A (a)	2,083	144,123
Iridium Communications, Inc. (a)	6,274	144,302
NextEra Energy Partners LP	2,960	151,285
		439,710
Total Common Stocks (Proceeds $8,260,354)		9,608,684

REITs - 10.40%
Financial Services - 10.40%
American Tower Corp.	558	144,059
Americold Realty Trust	3,926	140,198
Brookfield Property REIT, Inc. - Class A	13,157	136,701
Crown Castle International Corp.	849	146,164
CyrusOne, Inc.	2,104	156,411
Duke Realty Corp.	3,887	134,024
Equity LifeStyle Properties, Inc.	2,343	145,969
Healthcare Realty Trust, Inc.	5,059	155,311
JBG SMITH Properties	4,381	130,247
Prologis, Inc.	1,479	135,329
Rexford Industrial Realty, Inc.	3,563	141,807
Sun Communities, Inc.	1,064	145,970
Terreno Realty Corp.	2,781	142,359
Total REITs (Proceeds $1,677,839)		1,854,549

Total Securities Sold Short (Proceeds $9,938,193) - 64.25%		$11,463,233

Percentages are stated as a percent of net assets.

As of May 31, 2020, securities and cash collateral of $11,579,189 has been pledged in connection with open short securities.

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.

Pzena Long/Short Value Fund
Summary of Fair Value Disclosure at May 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2020:

Pzena Long/Short Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,203,938	$-	$-	$2,203,938
Consumer Staples	2,247,060	-	-	2,247,060
Energy	1,186,666	-	-	1,186,666
Financial Services	4,944,192	-	-	4,944,192
Health Care	2,964,857	-	-	2,964,857
Materials & Processing	573,243	-	-	573,243
Producer Durables	2,772,065	-	-	2,772,065
Technology	2,023,306	-	-	2,023,306
Utilities	461,817	-	-	461,817
Total Common Stocks	19,377,144	-	-	19,377,144
Short-Term Investment	146,272	-	-	146,272
Total Investments	$19,523,416	$-	$-	$19,523,416

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks
Consumer Discretionary	$1,953,425	$-	$-	$1,953,425
Consumer Staples	130,984	-	-	130,984
Financial Services	560,854	-	-	560,854
Health Care	1,685,978	-	-	1,685,978
Materials & Processing	429,577	-	-	429,577
Producer Durables	857,989	-	-	857,989
Technology	3,550,167	-	-	3,550,167
Utilities	439,710	-	-	439,710
Total Common Stocks	9,608,684	-	-	9,608,684
REITs	1,854,549	-	-	1,854,549
Total Securities Sold Short	$11,463,233	$-	$-	$11,463,233

Refer to the Fund’s schedule of investments for a detailed break-out of securities. For the period ended May 31, 2020, the Fund did not recognize any transfers to or from Level 3.